SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Goodwill, Lease, Long-term investments and Equity method investment (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Equity Securities without Readily Determinable Fair Value [Line Items]
Impairment of goodwill	$ 0	$ 0	$ 0
Impairment loss on equity securities without readily determinable fair values	200,237	0	0
Credit-related impairment losses on available-for-sale securities	0	0	0
Impairment losses on its equity method investment	$ 0	$ 0	$ 0
Maximum
Equity Securities without Readily Determinable Fair Value [Line Items]
Remaining lease terms (in years)	3 years